ATR QM Data Fields

Loans in Report: 1

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXXX	1417836	Not covered/exempt	No	No
1